Stock Based Compensation (Summary of MUAH's Compensation Costs) (Detail) - UNBC Plan and HQA Plan [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation [Line Items]
Compensation costs	¥ 3,599	¥ 2,051	¥ 1,437
Tax benefit	1,376	781	559
Unrecognized compensation costs	¥ 5,063	¥ 2,846	¥ 2,251